Income Tax (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Net loss before taxes	$ (9,372,772)	$ (11,992,508)	$ (36,350,790)
Statutory rate	27.00%	27.00%	27.00%
Expected tax recovery	$ (2,530,648)	$ (3,237,977)	$ (9,814,710)
Foreign tax rate differences	5,261	(139,857)	219,740
Permanent differences and other	300,720	340,070	115,020
Write-off and impairments		302,806	3,017,450
Abandoned assets			52,490
Change in deferred tax assets not recognized	$ 2,224,667	2,901,624	$ 6,410,010
Income tax expense		$ 166,666